  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 17, 2007.

                                                              FILE NO. 333-69475

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 29                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 285                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 15, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 29, by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-69475), as filed on April 9, 2007 and declared effective on May 1, 2007.

Supplements to the Prospectus, dated October 15, 2007, are included in Part A of this Post-Effective Amendment.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

333-104356             Hartford Leaders Epic
333-105254             Hartford Leaders Epic Plus
333-105270             Hartford Leaders Epic Outlook
333-69475              Hartford Leaders (Series I/IR)
                       Hartford Leaders Solution (Series I/IR)
                       Hartford Leaders Elite (Series I/IR)
333-70153              Hartford Leaders Access (Series I/IR)
333-68463              Hartford Leaders Edge (Series I/IR)
333-91927              Hartford Leaders Plus (Series I/IR)
                       Hartford Leaders Elite Plus (Series I/IR)
                       Hartford Leaders Solution Plus (Series I/IR)
333-40414              Hartford Leaders Outlook (Series I/IR)
                       Hartford Leaders Elite Outlook (Series I/IR)
                       Hartford Leaders Solution Outlook (Series I/IR)
                       Huntington Hartford Leaders Outlook (Series I/IR)
                       Classic Hartford Leaders Outlook (Series I/IR)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

333-104357             Hartford Leaders Epic
333-105256             Hartford Leaders Epic Plus
333-105272             Hartford Leaders Epic Outlook
333-76419              Hartford Leaders (Series I/IR)
                       Hartford Leaders Solution (Series I/IR)
333-76425              Hartford Leaders Access (Series I/IR)
333-76423              Hartford Leaders Edge (Series I/IR)
333-91921              Hartford Leaders Plus (Series I/IR)
                       Hartford Leaders Solution Plus (Series I/IR)
333-40410              Hartford Leaders Outlook (Series I/IR)
                       Hartford Leaders Elite Outlook (Series I/IR)
                       Hartford Leaders Solution Outlook (Series I/IR)

     SUPPLEMENT DATED OCTOBER 15, 2007 TO THE PROSPECTUS DATED MAY 1, 2007

              SUPPLEMENT DATED OCTOBER 15, 2007 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 12, 2007, THE FOLLOWING FUNDS ARE ADDED ALPHABETICALLY TO THE TABLE IN THE SECTION ENTITLED "THE FUNDS" IN THE GENERAL CONTRACT INFORMATION
SECTION:

                                                                                                  INVESTMENT ADVISER/
FUNDING OPTION                                            INVESTMENT OBJECTIVE                        SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund -- Series I       Long-term growth of capital        A I M Advisors, Inc.
Franklin Small Cap Value Securities Fund -- Class   Long-term total return             Franklin Advisory Services, Inc.
2

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6160

                                     PART C

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Form of Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(4)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(5)
       (5)    Form of Application.(5)
       (6)    (a) Certificate of Incorporation of Hartford.(6)
              (b) Bylaws of Hartford.(7)
       (7)    Form of Reinsurance Agreement.(8)
       (8)    Fund Participation Agreements.(9)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on form N-4, File No. 333-70153, filed on April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-69475, filed June 30, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73568, dated May 1, 1996.

(5) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 33-73570, filed April 14, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-66343, filed February 8, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-69485, filed April 9, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of July 31, 2007, there were 92,130 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                         POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
--------------------------------------------------------------------------------------------------------
Robert Arena                   Senior Vice President/Business Line Principal and Director
Diana Benken                   Chief Financial Officer and Controller/FINOP
John N. Gamalis                Treasurer
Stephen T. Joyce               Senior Vice President/Business Line Principal
Brian Murphy                   Director
Martin A. Swanson              Vice President/Marketing
John C. Walters                Chief Executive Officer, President and Director
William Wilcox                 Chief Legal Officer, AML Chief Compliance Officer, Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 17th day of September, 2007.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Co-President, Co-Chief Executive            Attorney-in-Fact
       Officer*
By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       Co-President, Co-Chief Executive
       Officer*
By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Senior Vice President, Chief Accounting
 Officer*
John C. Walters, Co-Chief Executive Officer, Co-President,
 Director*
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive     *By:   /s/ Richard J. Wirth
 Officer, Co-President, Director*
                                                                          -----------------------------------
David M. Znamierowski, Executive Vice President, Chief Investment         Richard J. Wirth
 Officer, Director*                                                       Attorney-in-Fact
                                                                   Date:  September 17, 2007

333-69475

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.